OTHER INCOME (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Mar. 31, 2015 CNY (¥) Store	Nov. 30, 2014 CNY (¥)	Sep. 30, 2014 CNY (¥)	Jun. 30, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Components of Other Non-Operating Income [Line Items]
Cash considerations received for sale of subsidiaries							¥ 13,901
Other income					$ 155	¥ 1,007	¥ 3,082
Beijing Nepstar Chain Co., Ltd. ("Beijing Nepstar") [Member]
Components of Other Non-Operating Income [Line Items]
Ownership percentage of subsidiaries transferred				100.00%
Cash considerations received for sale of subsidiaries				¥ 100
Other income				¥ 226
Weifang Nepstar Pharmaceutical Co., Ltd. (Weifang Nepstar) [Member]
Components of Other Non-Operating Income [Line Items]
Ownership percentage of subsidiaries transferred		100.00%	100.00%
Cash considerations received for sale of subsidiaries		¥ 13,801	¥ 13,801
Other income		¥ 2,856
Shandong Minkang Nepstar Chain Co., Ltd. ("Shandong Nepstar") [Member]
Components of Other Non-Operating Income [Line Items]
Cash considerations received for sale of subsidiaries	¥ 890
Other income	¥ 890
Number of retail stores sold | Store	10